Submission	Sep. 10, 2026
Submission [Line Items]
Central Index Key	0000024741
Registrant Name	CORNING INC /NY
Registration File Number	333-295316
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES